Non-interest income - Wealth management and insurance income (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Wealth management and insurance income comprised
Funds management income	$ 1,145	$ 997	$ 1,006
Total wealth management and insurance income	2,061	1,800	1,899
Life insurance
Wealth management and insurance income comprised
Premium income/net premiums earned	1,410	1,204	1,114
Commissions, investment income and other income	666	544	386
Claims, changes in insurance liabilities, underwriting and commission expenses	(1,396)	(1,155)	(849)
General insurance and lenders mortgage insurance
Wealth management and insurance income comprised
Premium income/net premiums earned	472	451	455
Commissions, investment income and other income	50	77	70
Claims, changes in insurance liabilities, underwriting and commission expenses	$ (286)	$ (318)	$ (283)